UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        December 31, 2007
                                                      --------------------------

Check here if Amendment [ ]; Amendment Number:
                                                      --------------------------

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          DBD Investors V, L.L.C.
               -------------------------------------------------
Address:       c/o The Carlyle Group
               -------------------------------------------------
               1001 Pennsylvania Avenue, NW
               -------------------------------------------------
               Suite 220 S.
               -------------------------------------------------
               Washington, DC  20004-2505
               -------------------------------------------------

Form 13F File Number:  28-  N/A
                            --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel A. D'Aniello
           -------------------------------------------------
Title:     Managing Director
           -------------------------------------------------
Phone:     202-729-5626
           -------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Daniel A. D'Aniello         Washington, DC            February 14, 2008
-------------------------  -------------------------   -------------------------
       Signature                  City, State                    Date


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

   Form 13F File Number              Name

   28-
           --------------------      --------------------------------------
                                     --------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1
                                              -------------------------

Form 13F Information Table Entry Total:       4
                                              -------------------------

Form 13F Information Table Value Total:       $119,401
                                              -------------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.    Form 13F File Number          Name

    1      28-12429                      Carlyle Investment Management L.L.C.
    ---       ---------------------      ---------------------------------------

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

                                                      FORM 13-F INFORMATION TABLE


   COLUMN 1       COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6       COLUMN 7             COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                  TITLE OF              VALUE    SHRS OR   SH/   PUT/     INVESTMENT       OTHER           VOTING AUTHORITY
NAME OF ISSUER     CLASS      CUSIP   (x$1000)   PRN AMT   PRN   CALL     DISCRETION      MANAGERS     SOLE      SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc     Com     887317105  $1,816   110,000     SH     --    Shared-Defined       1                 110,000

Cal Dive Intl Inc   Com     12802T101  $5,159   389,661     SH     --    Shared-Defined       1                 389,661

ICO Global Comm     CL A    44930K108  $825     259,437     SH     --    Shared-Defined       1                 259,437
Hldgs Ltd Del

Magellan Midstream  Com LP  55907R108  $111,601 4,164,201.9 SH     --    Shared-Defined       1                 4,164,201.9
Hldgs LP            Ints
                                                                         Shared-Other         --

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